Submission	Feb. 11, 2026
Submission [Line Items]
Central Index Key	0001682149
Registrant Name	Datavault AI Inc.
Registration File Number	333-288538
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A